Vanguard U.S. Multifactor ETF

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)
Consumer Discretionary (15.0%)
Target Corp.	8,940	921
Walmart Inc.	5,804	625
Whirlpool Corp.	3,092	395
PulteGroup Inc.	9,680	389
Costco Wholesale Corp.	1,372	386
* AutoZone Inc.	260	268
Rent-A-Center Inc.	11,885	253
Aaron's Inc.	6,265	246
eBay Inc.	6,779	235
Expedia Group Inc.	2,231	220
Dick's Sporting Goods Inc.	5,836	212
* Booking Holdings Inc.	124	210
La-Z-Boy Inc.	7,078	203
Comcast Corp.	4,774	193
National CineMedia Inc.	24,514	189
Garmin Ltd.	2,032	180
Sonic Automotive Inc.	6,339	178
Ross Stores Inc.	1,616	176
Gentex Corp.	5,835	156
* Stoneridge Inc.	6,916	153
* American Woodmark Corp.	1,817	152
Fortune Brands Home & Security Inc.	2,455	152
Williams-Sonoma Inc.	2,382	149
Lear Corp.	1,301	145
* Skechers U.S.A. Inc.	4,116	136
* Sleep Number Corp.	2,982	131
* Lululemon Athletica Inc.	595	129
* Altice USA Inc.	4,981	129
LCI Industries	1,314	127
Cato Corp. Class A	7,594	123
Steven Madden Ltd.	3,716	122
* Tempur Sealy International Inc.	1,537	115
^ Dillard's Inc. Class A	2,041	115
* Hibbett Sports Inc.	5,876	115
* Perdoceo Education Corp.	7,673	115
* M/I Homes Inc.	3,023	113
* Skyline Champion Corp.	4,375	111
Winnebago Industries Inc.	2,110	109
* Meritage Homes Corp.	1,699	108
Dine Brands Global Inc.	1,314	108
Buckle Inc.	4,718	107
* Sally Beauty Holdings Inc.	8,075	100
* Charter Communications Inc.	201	99
Best Buy Co. Inc.	1,304	99

* Cavco Industries Inc.	482	97
* Deckers Outdoor Corp.	555	96
* Vera Bradley Inc.	11,673	96
* Beazer Homes USA Inc.	7,836	96
* NVR Inc.	26	95
Cooper Tire & Rubber Co.	3,658	93
* Cimpress plc	745	87
Lithia Motors Inc. Class A	721	86
Autoliv Inc.	1,283	86
Johnson Outdoors Inc.	1,367	85
Group 1 Automotive Inc.	996	85
TEGNA Inc.	5,753	82
* Genesco Inc.	2,305	79
Ethan Allen Interiors Inc.	5,983	79
* Murphy USA Inc.	803	78
* AutoNation Inc.	1,831	78
Standard Motor Products Inc.	1,771	78
* Zumiez Inc.	2,933	78
* 1-800-Flowers.com Inc.	4,301	78
* Denny's Corp.	4,394	77
Scholastic Corp.	2,341	75
* Gentherm Inc.	1,842	75
* Discovery Inc.	2,820	72
Brunswick Corp.	1,359	72
* Sportsman's Warehouse Holdings Inc.	11,743	70
Kohl's Corp.	1,775	70
Brinker International Inc.	2,008	69
Shoe Carnival Inc.	2,302	69
* Crocs Inc.	2,613	68
Ralph Lauren Corp.	630	66
Newell Brands Inc.	4,177	64
Polaris Inc.	767	63
Inter Parfums Inc.	1,031	62
* Asbury Automotive Group Inc.	658	58
* Mohawk Industries Inc.	478	58
* WideOpenWest Inc.	9,096	57
Acushnet Holdings Corp.	2,230	57
Macy's Inc.	4,285	57
* MSG Networks Inc.	4,447	56
* Sonos Inc.	4,666	54
* Laureate Education Inc.	2,815	53
* Taylor Morrison Home Corp.	2,293	52
Strategic Education Inc.	316	47
* Malibu Boats Inc.	1,050	46
MDC Holdings Inc.	1,162	46
* SeaWorld Entertainment Inc.	1,631	44
News Corp.	3,607	44
Dollar General Corp.	287	43
KB Home	1,278	42
* frontdoor Inc.	979	42
Meredith Corp.	1,563	41
PriceSmart Inc.	732	41
Interface Inc.	2,625	38
Wyndham Destinations Inc.	937	37
BorgWarner Inc.	1,157	37
* Hudson Ltd. Class A	3,920	37
* Meritor Inc.	1,558	35

Haverty Furniture Cos. Inc.	2,094	35
John Wiley & Sons Inc.	912	34
Aramark	958	33
KAR Auction Services Inc.	1,724	33
Carter's Inc.	333	30
Movado Group Inc.	1,707	25
Big Lots Inc.	1,260	20
BJ's Restaurants Inc.	533	18
		12,651
Consumer Staples (5.4%)
Procter & Gamble Co.	6,106	691
Kimberly-Clark Corp.	3,107	408
CVS Health Corp.	6,817	403
Sysco Corp.	5,795	386
General Mills Inc.	5,099	250
Coca-Cola European Partners plc	4,411	225
Ingles Markets Inc.	4,787	171
* Helen of Troy Ltd.	955	157
John B Sanfilippo & Son Inc.	2,223	156
McKesson Corp.	1,112	156
Tootsie Roll Industries Inc.	4,288	138
* Boston Beer Co. Inc. Class A	306	113
Kroger Co.	3,927	111
Vector Group Ltd.	9,227	107
* Pilgrim's Pride Corp.	5,029	106
Weis Markets Inc.	2,437	91
* Hain Celestial Group Inc.	3,822	91
Sanderson Farms Inc.	723	89
Coca-Cola Consolidated Inc.	451	89
Conagra Brands Inc.	3,102	83
* US Foods Holding Corp.	2,386	80
Universal Corp.	1,567	77
Casey's General Stores Inc.	431	70
PetMed Express Inc.	2,643	70
Tyson Foods Inc.	969	66
J&J Snack Foods Corp.	382	61
* Performance Food Group Co.	1,425	60
Hershey Co.	270	39
Flowers Foods Inc.	1,439	31
Ingredion Inc.	260	22
		4,597
Energy (2.5%)
ConocoPhillips	6,672	323
EOG Resources Inc.	3,418	216
Chevron Corp.	1,979	185
World Fuel Services Corp.	4,287	121
* Talos Energy Inc.	8,358	119
Warrior Met Coal Inc.	6,598	117
Solaris Oilfield Infrastructure Inc.	10,800	114
Valero Energy Corp.	1,488	99
* WPX Energy Inc.	9,594	89
* Magnolia Oil & Gas Corp. Class A	11,462	86
* Matrix Service Co.	6,872	83
Arch Coal Inc.	1,622	82
DMC Global Inc.	2,081	75
CVR Energy Inc.	2,047	58

Devon Energy Corp.	3,457	56
* ProPetro Holding Corp.	5,928	52
HollyFrontier Corp.	1,362	46
Arcosa Inc.	1,045	45
Cactus Inc.	1,439	39
* Bonanza Creek Energy Inc.	2,102	34
Cabot Oil & Gas Corp.	2,360	33
* Select Energy Services Inc.	4,872	32
Kosmos Energy Ltd.	7,491	23
		2,127
Financial Services (23.0%)
JPMorgan Chase & Co.	6,498	754
Citigroup Inc.	10,116	642
Bank of America Corp.	21,252	606
American Express Co.	5,035	554
S&P Global Inc.	1,960	521
Wells Fargo & Co.	12,293	502
Aon plc	2,406	500
Moody's Corp.	1,958	470
PNC Financial Services Group Inc.	3,696	467
Allstate Corp.	3,862	406
Santander Consumer USA Holdings Inc.	16,578	405
Morgan Stanley	8,914	401
Synchrony Financial	13,452	391
Flagstar Bancorp Inc.	12,148	387
Bank of New York Mellon Corp.	8,014	320
Ameriprise Financial Inc.	2,144	303
Bank of Hawaii Corp.	3,703	276
Mastercard Inc.	876	254
First Citizens BancShares Inc.	558	253
MetLife Inc.	5,825	249
US Bancorp	5,055	235
Goldman Sachs Group Inc.	1,151	231
M&T Bank Corp.	1,635	230
* Equitable Holdings Inc.	10,446	224
CIT Group Inc.	5,300	210
Popular Inc.	4,089	196
South State Corp.	2,867	195
Western Alliance Bancorp	4,185	193
Visa Inc.	1,057	192
Hilltop Holdings Inc.	9,145	191
* Alleghany Corp.	270	182
Discover Financial Services	2,620	172
Trustmark Corp.	6,247	168
Radian Group Inc.	7,409	157
Cathay General Bancorp	5,084	156
Sterling Bancorp	9,256	153
First Hawaiian Inc.	6,258	150
Preferred Bank	2,905	149
Primerica Inc.	1,332	148
Stifel Financial Corp.	2,706	147
Commerce Bancshares Inc.	2,266	138
First Bancorp	4,149	133
Eaton Vance Corp.	3,182	131
Walker & Dunlop Inc.	2,011	130
Southside Bancshares Inc.	4,041	130
* Everi Holdings Inc.	12,400	129

International Bancshares Corp.	3,730	127
Central Pacific Financial Corp.	5,250	126
Nelnet Inc.	2,345	125
PennyMac Financial Services Inc.	3,530	124
* Credit Acceptance Corp.	306	123
First Horizon National Corp.	9,187	122
Investors Bancorp Inc.	11,561	122
Great Western Bancorp Inc.	4,525	122
Univest Financial Corp.	5,159	121
First BanCorp	15,171	120
KeyCorp	7,348	120
Essent Group Ltd.	2,712	118
Washington Federal Inc.	3,930	118
Hope Bancorp Inc.	9,611	117
United Community Banks Inc.	4,686	116
BankUnited Inc.	3,799	113
Principal Financial Group Inc.	2,513	112
Western Union Co.	4,908	110
Assured Guaranty Ltd.	2,576	105
Federated Hermes Inc.	3,628	105
First Commonwealth Financial Corp.	8,850	104
Cohen & Steers Inc.	1,647	103
Ally Financial Inc.	4,049	102
MarketAxess Holdings Inc.	306	99
Northern Trust Corp.	1,119	98
Home BancShares Inc.	5,799	97
EVERTEC Inc.	3,119	93
TriCo Bancshares	2,698	91
HomeStreet Inc.	3,335	90
Old National Bancorp	5,725	90
Renasant Corp.	3,160	90
NBT Bancorp Inc.	2,644	89
Waddell & Reed Financial Inc.	6,193	85
Zions Bancorp NA	2,048	82
* Athene Holding Ltd. Class A	1,978	82
T. Rowe Price Group Inc.	674	80
Janus Henderson Group plc	3,740	79
Tompkins Financial Corp.	983	78
Globe Life Inc.	827	77
Meridian Bancorp Inc.	4,620	76
New York Community Bancorp Inc.	6,939	75
Fidelity National Financial Inc.	1,886	73
Regions Financial Corp.	5,393	73
Lincoln National Corp.	1,543	70
Credicorp Ltd.	372	67
Raymond James Financial Inc.	773	65
Bryn Mawr Bank Corp.	1,892	63
Kearny Financial Corp.	5,721	62
* CBRE Group Inc.	1,054	59
Voya Financial Inc.	1,118	59
Citizens Financial Group Inc.	1,847	59
CNO Financial Group Inc.	3,595	58
ServisFirst Bancshares Inc.	1,666	58
Sandy Spring Bancorp Inc.	1,765	54
Federal Agricultural Mortgage Corp.	715	54
AMERISAFE Inc.	809	53
Comerica Inc.	998	53

Atlantic Union Bankshares Corp.	1,763	52
Lazard Ltd.	1,362	49
Fulton Financial Corp.	3,353	48
Independent Bank Group Inc.	1,038	48
BancFirst Corp.	928	48
Veritex Holdings Inc.	1,906	46
* Arch Capital Group Ltd.	1,091	44
Huntington Bancshares Inc.	3,537	43
Synovus Financial Corp.	1,484	43
First Busey Corp.	1,938	43
HCI Group Inc.	990	42
Allegiance Bancshares Inc.	1,236	41
SEI Investments Co.	741	41
Stewart Information Services Corp.	1,115	40
Dime Community Bancshares Inc.	2,354	40
Independent Bank Corp.	1,998	39
Affiliated Managers Group Inc.	506	38
Boston Private Financial Holdings Inc.	3,751	37
Hanover Insurance Group Inc.	295	35
FB Financial Corp.	1,035	34
Brookfield Property REIT Inc. Class A	1,979	32
Artisan Partners Asset Management Inc.	1,059	30
Provident Financial Services Inc.	1,431	29
Employers Holdings Inc.	740	29
* TriState Capital Holdings Inc.	1,286	26
Cboe Global Markets Inc.	211	24
Columbia Banking System Inc.	687	23
Diamond Hill Investment Group Inc.	169	21
Assurant Inc.	161	19
City Holding Co.	255	18
Eagle Bancorp Inc.	450	17
		19,456
Health Care (9.5%)
Merck & Co. Inc.	8,590	658
* Biogen Inc.	1,970	608
Humana Inc.	1,843	589
Cigna Corp.	2,329	426
* Edwards Lifesciences Corp.	1,925	394
AbbVie Inc.	4,431	380
Johnson & Johnson	2,518	339
UnitedHealth Group Inc.	1,277	326
Medtronic plc	2,928	295
Bristol-Myers Squibb Co.	4,291	253
Amgen Inc.	1,256	251
HCA Healthcare Inc.	1,911	243
* Medpace Holdings Inc.	2,513	226
* DaVita Inc.	2,869	223
Eli Lilly & Co.	1,268	160
Chemed Corp.	376	157
* Tenet Healthcare Corp.	5,833	153
* Masimo Corp.	813	133
AmerisourceBergen Corp. Class A	1,535	129
* Henry Schein Inc.	2,031	124
* Premier Inc.	4,013	118
* Horizon Therapeutics plc	3,446	118
Cardinal Health Inc.	2,186	114
* Collegium Pharmaceutical Inc.	4,562	108

* Cutera Inc.	4,306	107
* Jazz Pharmaceuticals plc	784	90
* CorVel Corp.	1,268	87
Dentsply Sirona Inc.	1,676	83
Patterson Cos. Inc.	3,372	80
* Eagle Pharmaceuticals Inc.	1,734	80
* Corcept Therapeutics Inc.	6,073	77
* Hanger Inc.	3,307	76
* Anika Therapeutics Inc.	1,645	69
* Amedisys Inc.	387	67
* Cardiovascular Systems Inc.	1,767	66
Cerner Corp.	839	58
* Joint Corp.	3,870	57
* Magellan Health Inc.	925	56
* ANI Pharmaceuticals Inc.	1,148	55
Bruker Corp.	1,064	46
* NuVasive Inc.	669	44
Computer Programs & Systems Inc.	1,373	37
* Natus Medical Inc.	1,356	36
* Alexion Pharmaceuticals Inc.	369	35
* Haemonetics Corp.	318	34
Perrigo Co. plc	637	32
Universal Health Services Inc.	260	32
ResMed Inc.	178	28
West Pharmaceutical Services Inc.	133	20
* Quidel Corp.	259	20
		7,997
Materials & Processing (7.4%)
Reliance Steel & Aluminum Co.	3,633	372
* Builders FirstSource Inc.	14,431	328
* BMC Stock Holdings Inc.	13,259	325
Air Products & Chemicals Inc.	1,141	251
* Foundation Building Materials Inc.	15,968	249
Arconic Inc.	8,116	238
Simpson Manufacturing Co. Inc.	2,941	234
Universal Forest Products Inc.	4,606	216
Graphic Packaging Holding Co.	15,277	207
Ingersoll-Rand plc	1,590	205
Boise Cascade Co.	5,300	188
* Crown Holdings Inc.	2,566	181
Owens Corning	3,051	172
Rexnord Corp.	5,509	161
Griffon Corp.	8,800	153
Schweitzer-Mauduit International Inc.	4,514	152
Celanese Corp.	1,564	147
Innospec Inc.	1,606	139
Armstrong World Industries Inc.	1,379	138
Materion Corp.	2,983	135
Timken Co.	2,989	134
* Trex Co. Inc.	1,384	132
PH Glatfelter Co.	8,468	121
FMC Corp.	1,217	113
Packaging Corp. of America	1,190	108
Quanex Building Products Corp.	6,221	104
* Gibraltar Industries Inc.	1,977	100
Louisiana-Pacific Corp.	3,405	97
* Installed Building Products Inc.	1,353	89

Acuity Brands Inc.	857	88
* JELD-WEN Holding Inc.	4,476	84
AAON Inc.	1,294	71
Stepan Co.	757	66
Haynes International Inc.	2,288	58
Domtar Corp.	1,833	53
* Koppers Holdings Inc.	2,320	51
Carpenter Technology Corp.	1,360	50
Kronos Worldwide Inc.	4,934	49
Belden Inc.	1,197	48
Fastenal Co.	1,334	46
Neenah Inc.	747	43
Silgan Holdings Inc.	1,477	42
Cabot Corp.	1,032	39
Nucor Corp.	926	38
Eagle Materials Inc.	483	38
Apogee Enterprises Inc.	1,171	35
Commercial Metals Co.	1,856	34
International Paper Co.	901	33
Royal Gold Inc.	329	32
Steel Dynamics Inc.	1,191	32
NewMarket Corp.	48	19
Chase Corp.	203	18
		6,256
Producer Durables (18.3%)
Johnson Controls International plc	15,479	566
Eaton Corp. plc	5,907	536
Delta Air Lines Inc.	9,727	449
Northrop Grumman Corp.	1,257	413
Southwest Airlines Co.	8,469	391
Lockheed Martin Corp.	977	361
Oshkosh Corp.	4,438	320
* FTI Consulting Inc.	2,827	318
United Technologies Corp.	2,402	314
* MasTec Inc.	6,203	304
Dover Corp.	2,819	290
Accenture plc Class A	1,387	251
Emerson Electric Co.	3,756	241
Honeywell International Inc.	1,410	229
* Great Lakes Dredge & Dock Corp.	23,554	229
* Teledyne Technologies Inc.	658	222
* Atkore International Group Inc.	5,983	221
Illinois Tool Works Inc.	1,271	213
Brady Corp. Class A	4,399	208
* TriNet Group Inc.	3,907	207
UniFirst Corp.	1,069	199
Exponent Inc.	2,492	184
Snap-on Inc.	1,243	180
* United Airlines Holdings Inc.	2,881	177
* Zebra Technologies Corp.	836	176
Alaska Air Group Inc.	3,475	175
* Dorian LPG Ltd.	15,321	170
Werner Enterprises Inc.	5,038	169
ITT Inc.	2,721	164
Jacobs Engineering Group Inc.	1,771	164
Federal Signal Corp.	5,583	162
* TopBuild Corp.	1,598	161

Cummins Inc.	1,034	156
Kforce Inc.	4,984	152
Herman Miller Inc.	4,421	151
Teekay Tankers Ltd. Class A	9,015	149
Old Dominion Freight Line Inc.	758	147
* Echo Global Logistics Inc.	7,738	143
Allison Transmission Holdings Inc.	3,481	141
CSW Industrials Inc.	2,137	141
General Electric Co.	12,232	133
Hubbell Inc.	969	129
ManpowerGroup Inc.	1,688	128
DHT Holdings Inc.	22,945	127
Carlisle Cos. Inc.	872	127
AGCO Corp.	2,087	126
* Construction Partners Inc. Class A	7,359	125
Encore Wire Corp.	2,521	123
Xerox Holdings Corp.	3,785	122
Knight-Swift Transportation Holdings Inc.	3,807	122
* United Rentals Inc.	917	122
PACCAR Inc.	1,807	121
* SPX Corp.	2,870	120
* Gardner Denver Holdings Inc.	3,663	120
Schneider National Inc.	6,638	119
Costamare Inc.	17,383	114
Regal Beloit Corp.	1,375	107
Columbus McKinnon Corp.	3,343	104
Korn Ferry	2,965	104
* International Seaways Inc.	4,926	98
* Keysight Technologies Inc.	1,018	97
* Hub Group Inc.	2,084	96
Marten Transport Ltd.	4,827	94
Ennis Inc.	4,650	94
Heartland Express Inc.	5,020	90
TransDigm Group Inc.	160	89
Watts Water Technologies Inc.	949	89
* WESCO International Inc.	2,183	89
SkyWest Inc.	1,896	86
* Saia Inc.	978	85
ACCO Brands Corp.	10,634	85
AAR Corp.	2,399	83
Knoll Inc.	4,550	80
Huntington Ingalls Industries Inc.	383	79
Albany International Corp.	1,225	79
Steelcase Inc.	4,642	75
Copa Holdings SA	899	75
* Astronics Corp.	3,651	74
* Sykes Enterprises Inc.	2,285	72
* Generac Holdings Inc.	652	67
Deluxe Corp.	1,992	66
* Darling Ingredients Inc.	2,524	65
Booz Allen Hamilton Holding Corp.	882	63
* Aegion Corp.	3,449	62
Triton International Ltd.	1,803	62
Wabash National Corp.	5,551	61
Franklin Electric Co. Inc.	1,174	61
MSA Safety Inc.	498	61
Barrett Business Services Inc.	1,006	60

* Aerojet Rocketdyne Holdings Inc.	1,218	60
ESCO Technologies Inc.	659	60
Forward Air Corp.	1,013	60
* JetBlue Airways Corp.	3,768	59
Robert Half International Inc.	1,094	55
McGrath RentCorp	785	55
Tennant Co.	761	54
Badger Meter Inc.	896	54
MSC Industrial Direct Co. Inc. Class A	842	52
Kennametal Inc.	1,864	52
* XPO Logistics Inc.	636	47
* TrueBlue Inc.	3,087	46
HNI Corp.	1,380	45
Kelly Services Inc.	2,713	45
Kansas City Southern	294	44
* Copart Inc.	503	43
* Ducommun Inc.	923	41
KBR Inc.	1,578	41
* Napco Security Technologies Inc.	1,957	40
* OSI Systems Inc.	479	39
Curtiss-Wright Corp.	307	37
Alamo Group Inc.	317	35
Standex International Corp.	525	33
TTEC Holdings Inc.	839	31
Heidrick & Struggles International Inc.	1,286	29
* AerCap Holdings NV	515	27
ABM Industries Inc.	743	24
* Clean Harbors Inc.	326	23
* Navistar International Corp.	561	20
Scorpio Tankers Inc.	1,007	20
		15,445
Technology (16.1%)
Intel Corp.	15,004	833
NXP Semiconductors NV	5,746	653
Lam Research Corp.	2,182	640
* Micron Technology Inc.	11,660	613
Applied Materials Inc.	10,476	609
Activision Blizzard Inc.	9,713	565
* Facebook Inc.	2,624	505
Apple Inc.	1,665	455
QUALCOMM Inc.	5,687	445
Texas Instruments Inc.	3,846	439
Jabil Inc.	11,282	362
TE Connectivity Ltd.	4,247	352
* Qorvo Inc.	3,156	317
* Diodes Inc.	6,907	304
* Paycom Software Inc.	950	269
Microsoft Corp.	1,553	252
Cisco Systems Inc.	6,153	246
* Amkor Technology Inc.	23,243	243
Hewlett Packard Enterprise Co.	18,800	240
NVIDIA Corp.	877	237
* Insight Enterprises Inc.	4,144	228
j2 Global Inc.	2,437	213
Vishay Intertechnology Inc.	10,824	202
* Cirrus Logic Inc.	2,646	182
Avnet Inc.	5,714	175

*	Check Point Software Technologies Ltd.	1,624	169
*	Yandex NV	4,122	167
*	Photronics Inc.	12,697	158
	Seagate Technology plc	3,167	152
	PC Connection Inc.	3,680	150
*	Flex Ltd.	12,796	142
	Leidos Holdings Inc.	1,294	133
*	Lattice Semiconductor Corp.	7,146	128
*	Akamai Technologies Inc.	1,433	124
*	Fabrinet	2,219	122
	NetApp Inc.	2,612	122
*	Manhattan Associates Inc.	1,738	117
	Teradyne Inc.	1,949	115
*	Perficient Inc.	2,755	113
	SYNNEX Corp.	847	106
	Perspecta Inc.	4,144	103
*,^	Match Group Inc.	1,574	102
*	Synaptics Inc.	1,504	99
	Skyworks Solutions Inc.	985	99
*	Agilysys Inc.	3,057	98
*	Alphabet Inc. Class A	73	98
	Methode Electronics Inc.	3,068	94
*	NCR Corp.	3,581	90
	NortonLifeLock Inc.	4,520	86
*	Fortinet Inc.	793	81
*	Take-Two Interactive Software Inc.	753	81
	CDW Corp.	639	73
	Simulations Plus Inc.	2,241	73
*	Appfolio Inc.	579	71
*	Nuance Communications Inc.	3,210	69
*	FormFactor Inc.	3,056	68
	Western Digital Corp.	1,219	68
	NIC Inc.	3,367	62
*	Sanmina Corp.	2,170	57
	Motorola Solutions Inc.	315	52
	Comtech Telecommunications Corp.	1,840	52
*	CACI International Inc. Class A	209	51
*	TechTarget Inc.	2,055	48
*	Knowles Corp.	2,604	43
*	TTM Technologies Inc.	3,263	42
*	Verra Mobility Corp. Class A	2,685	41
	Benchmark Electronics Inc.	1,318	36
	Amdocs Ltd.	537	34
	Citrix Systems Inc.	264	27
*	Electronic Arts Inc.	200	20
*	Harmonic Inc.	2,877	18
			13,633
Utilities (2.2%)
	AT&T Inc.	13,932	491
	Southern Co.	7,705	465
	Portland General Electric Co.	4,478	244
	Verizon Communications Inc.	3,933	213
	Hawaiian Electric Industries Inc.	4,580	196
	FirstEnergy Corp.	2,257	100
*	Evoqua Water Technologies Corp.	3,961	83

CenturyLink Inc.		3,276	40
			1,832
Total Common Stocks (Cost $87,639)			83,994
	Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1,2 Vanguard Market Liquidity Fund (Cost $428)	1.706%	4,280	428
Total Investments (99.9%) (Cost $88,067)			84,422
Other Asset and Liabilities-Net (0.1%)2,3			63
Net Assets (100%)			84,485
Cost rounded to $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $198,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $198,000 was received for securities on loan.
3 Cash of $19,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	2	147	(17)
Micro E-mini S&P 500 Index	March 2020	9	133	(15)
				(32)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect

U.S. Multifactor ETF

correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.